Debt Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 5 - Debt Instruments

On June 19, 2012, the Company entered into a promissory note ("State of CT Note") with State of Connecticut Department of Economic and Community Development ("CT DECD") for up to $100,000. The State of CT Note bears interest at 2.5% per annum. Commencing on the thirteenth month following the loan date and continuing on the first day of each month thereafter principal and interest is payable in 48 equal, consecutive monthly installments. The full principal and all accrued interest are due and payable on June 19, 2017. The Company and CT DECD also entered into a security agreement whereby the State of CT Note is secured by all properties, assets and rights of the Company. As of September 30, 2015 and December 31, 2014, the Company had $15,426 and $37,180 in principal recorded as Note Payable in the long-term sections of the Company's balance sheet, respectively and $26,106 and $25,622 in notes payable short-term, respectively.

On February 28, 2012, the Company entered into a convertible promissory drawdown note (“CI Note”) with Connecticut Innovations Incorporated (“CT Innovations”) for up to $150,000. The CI Note bore interest at 12% per annum, and was due on February 28, 2014. As of December 31, 2013 the Company had $150,000 in principal recorded as Note Payable in the long-term and short-term liability section of the Company’s balance sheet. The CI Note was secured by a first priority security interest on all assets of the Company. Under the terms of the agreement, the CI Note was repaid in full with accrued interest on February 28, 2014.

On June 19, 2012, the Company entered into a promissory note (“State of CT Note”) with the State of Connecticut Department of Economic and Community Development (“CT DECD”) for up to $100,000. The State of CT Note bears interest at 2.5% per annum. Commencing on the thirteenth month following the loan date and continuing on the first day of each month thereafter principal and interest shall be payable in 48 equal, consecutive monthly installments. The full principal and all accrued interest are due and payable on June 19, 2017. The Company and CT DECD also entered into a security agreement whereby the State of CT Note is secured by all properties, assets and rights of the Company. As of December 31, 2014 and 2013, the Company had $37,180 and $62,755 in principal recorded as Note Payable in the long-term sections of the Company’s balance sheet, respectively and $25,622 and $25,000 in short-term liability, respectively.